June 5, 2026

ULTIMUS MANAGERS TRUST

Lyrical U.S. Value Equity Fund

Institutional Class (LYRIX)
Investor Class (LYRBX)

A Class (LYRAX)
C Class (LYRCX)

Lyrical International Value Equity Fund

Institutional Class (LYRWX)
Investor Class (LYRNX)

Supplement to the Statement of Additional Information dated March 30, 2026, as may be supplemented

This supplement updates certain information in the Statement of Additional Information (“SAI”) of the Lyrical U.S. Value Equity Fund and the Lyrical International Value Equity Fund (each, a “Fund” and together, the “Funds”), series of Ultimus Managers Trust (the “Trust”), as described below. For more information or to obtain a copy of the Funds’ SAI, free of charge, please contact the Funds toll free at 1-888-884-8099.

Capitalized terms used without definition below have the meanings given to them in the Funds’ SAI. This document should be read together with the Funds’ SAI.

The following paragraph is added to the section entitled “ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS” after the paragraph entitled “Warrants and Rights,” beginning on page 2 of the Funds’ SAI:

Covered Call Options. By writing covered call options on a portion of a Fund's portfolio in return for the receipt of premiums, such Fund will give up the opportunity to benefit from potential increases in the value of the reference security or index above the exercise prices of such options, but may continue to bear the risk of declines in the value of the reference security or index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference security or index over time. A Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the reference security or index when the option holder exercises the option. In addition, such Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless such Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, such Fund may be unable to write options at times that may be desirable or advantageous to do so.

If you have any questions regarding the Funds, please call 1-888-890-8988.

Investors Should Retain this Supplement for Future Reference

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